Basis of Preparation of the Consolidated Interim Accounts - Reconciliation Shareholders' Equity and net result under IFRS-EU and IFRS-IASB (Detail) - EUR (€) € in Millions		6 Months Ended		12 Months Ended
		Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017
Disclosure of Reconciliation Shareholders Equity [Line Items]
Shareholders' equity	[1]	€ 47,957		€ 48,429
Non-controlling interests	[1]	734		715
In accordance with IFRS-IASB (attributable to the equityholders of the parent)	[1]	2,605	€ 2,980
Non-controlling interests	[1]	51	44
In accordance with IFRS-IASB Total net result	[1]	2,656	3,024
Shareholders' [Member]
Disclosure of Reconciliation Shareholders Equity [Line Items]
In accordance with IFRS-EU		49,984		50,406
Adjustment of the EU IAS 39 carve-out		(2,730)		(2,655)
Tax effect of the adjustment		704		678
Effect of adjustment after tax		(2,027)		(1,977)
Shareholders' equity		47,957		48,429
Non-voting equity securities		0
Non-controlling interests		734		715
In accordance with IFRS-IASB (attributable to the equityholders of the parent)		48,691		€ 49,144
In accordance with IFRS-IASB Total net result		2,605	2,980
Net Result [Member]
Disclosure of Reconciliation Shareholders Equity [Line Items]
In accordance with IFRS-EU		2,654	2,514
Adjustment of the EU IAS 39 carve-out		(75)	670
Tax effect of the adjustment		26	(204)
Effect of adjustment after tax		(50)	466
In accordance with IFRS-IASB (attributable to the equityholders of the parent)		2,605	2,980
Non-controlling interests		51	44
In accordance with IFRS-IASB Total net result		€ 2,656	€ 3,024

[1]	The amounts for the period ended 30 June 2018 have been prepared in accordance with IFRS 9, the adoption of IFRS 9 led to new presentation requirements; prior period amounts have not been restated.